Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 90,243
Amortization	(7,744)	$ (7,060)
Carrying amount, end of period	$ 82,499